Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (98.8%)
Communication Services (3.6%)
*,1	Roku Inc.	33,527	3,172
[1]	New York Times Co. Class A	20,646	1,729
*,1	Versant Media Group Inc.	41,169	1,524
[1]	Iridium Communications Inc.	51,202	1,420
[1]	Playtika Holding Corp.	399,328	1,110
*,1	Lumen Technologies Inc.	126,198	877
*,1	Bumble Inc. Class A	267,621	872
*,1	Anterix Inc.	19,065	728
*	Spotify Technology SA	1,476	716
*,2	fuboTV Inc. Class A	75,666	716
*,1	EverQuote Inc. Class A	45,867	707
*,1	Bandwidth Inc. Class A	29,944	534
*,1	ZoomInfo Technologies Inc.	85,365	510
	Match Group Inc.	15,913	489
*	Reddit Inc. Class A	3,056	412
			15,516
Consumer Discretionary (12.9%)
[1]	Travel & Leisure Co.	46,237	3,199
[1]	Leggett & Platt Inc.	316,737	3,129
[1]	Expedia Group Inc.	11,546	2,666
[1]	Tapestry Inc.	17,504	2,470
[1]	Red Rock Resorts Inc. Class A	43,534	2,323
	Ross Stores Inc.	10,720	2,322
*	Cavco Industries Inc.	4,668	2,261
*,1	BJ's Restaurants Inc.	63,793	2,239
[1]	Bloomin' Brands Inc.	402,765	2,175
*,1	Covista Inc.	18,706	2,156
*,1	Etsy Inc.	41,117	2,055
[1]	Carnival Corp.	76,685	1,985
*,1	M/I Homes Inc.	15,730	1,926
*,1	National Vision Holdings Inc.	72,907	1,888
[1]	Bath & Body Works Inc.	92,364	1,724
*,1	MGM Resorts International	43,811	1,621
*,1	Revolve Group Inc.	68,972	1,559
*,1	Sonos Inc.	113,229	1,517
[1]	ADT Inc.	221,247	1,454
	Las Vegas Sands Corp.	22,839	1,231
*,1	Adient plc	51,894	1,049
*,1	Frontdoor Inc.	19,017	1,005
	Signet Jewelers Ltd.	11,772	996
	Monarch Casino & Resort Inc.	10,153	971
*,1	Norwegian Cruise Line Holdings Ltd.	49,078	918
	Perdoceo Education Corp.	24,146	899
	Garmin Ltd.	3,849	893
[1]	Kohl's Corp.	66,473	858
	La-Z-Boy Inc.	23,994	771
*	Amer Sports Inc.	22,502	741
[1]	G-III Apparel Group Ltd.	24,939	691
*,1	Coursera Inc.	104,324	607
	Dine Brands Global Inc.	20,498	538
*	GigaCloud Technology Inc. Class A	10,423	473
	General Motors Co.	5,940	443
	Buckle Inc.	8,463	426
	TJX Cos. Inc.	2,537	405
	Boyd Gaming Corp.	4,882	401
	Macy's Inc.	22,083	400
	Upbound Group Inc.	18,576	335
			55,720

		Shares	Market Value ($000)
Consumer Staples (2.5%)
	Coca-Cola Consolidated Inc.	16,027	3,073
[1]	PriceSmart Inc.	18,478	2,781
*	Seneca Foods Corp. Class A	6,704	1,013
	Turning Point Brands Inc.	11,015	956
*,1	Maplebear Inc.	17,858	669
	Philip Morris International Inc.	3,692	610
*	Boston Beer Co. Inc. Class A	2,494	575
[1]	Nu Skin Enterprises Inc. Class A	77,186	562
[1]	Pilgrim's Pride Corp.	10,285	388
			10,627
Energy (4.8%)
[1]	Weatherford International plc	32,392	3,064
*,1	ProPetro Holding Corp.	205,252	2,958
[1]	HF Sinclair Corp.	44,732	2,791
[1]	Peabody Energy Corp.	64,990	2,141
[1]	Patterson-UTI Energy Inc.	151,349	1,639
*,1	Green Plains Inc.	93,718	1,542
*	Nabors Industries Ltd. (XNYS)	16,454	1,416
*,1	Oceaneering International Inc.	30,677	1,088
[1]	Bristow Group Inc.	20,898	980
	Valero Energy Corp.	3,842	949
	Dorian LPG Ltd.	24,688	844
[1]	DHT Holdings Inc.	34,089	623
*,1	Clean Energy Fuels Corp.	191,997	476
*	BKV Corp.	13,294	379
			20,890
Financials (20.6%)
[1]	Zions Bancorp NA	54,712	3,152
[1]	KeyCorp	156,007	3,128
*,1	LendingClub Corp.	217,677	3,117
*,1	Slide Insurance Holdings Inc.	172,798	3,110
[1]	Bank of NT Butterfield & Son Ltd.	59,196	3,107
[1]	Banc of California Inc.	175,161	3,079
	Affiliated Managers Group Inc.	11,068	3,063
[1]	Associated Banc-Corp.	116,737	3,019
[1]	Jefferies Financial Group Inc.	71,600	2,955
[1]	MGIC Investment Corp.	112,270	2,947
	Allstate Corp.	14,188	2,942
[1]	Globe Life Inc.	20,966	2,918
*,1	StoneCo. Ltd. Class A	205,842	2,906
*,1	Robinhood Markets Inc. Class A	41,169	2,853
*,1	Enova International Inc.	20,399	2,771
	Western Alliance Bancorp	38,819	2,750
[1]	Horizon Bancorp Inc.	161,952	2,684
*,1	NMI Holdings Inc.	71,505	2,682
[1]	OFG Bancorp	62,216	2,517
	RenaissanceRe Holdings Ltd.	7,662	2,277
	Progressive Corp.	11,450	2,270
[1]	BankUnited Inc.	49,602	2,240
*,1	Heritage Insurance Holdings Inc.	77,749	2,041
[1]	Essent Group Ltd.	32,890	1,922
[1]	CNO Financial Group Inc.	44,764	1,838
[1]	Amalgamated Financial Corp.	46,711	1,816
[1]	Central Pacific Financial Corp.	51,446	1,644
[1]	Universal Insurance Holdings Inc.	43,869	1,499
	Ally Financial Inc.	37,596	1,475
[1]	Truist Financial Corp.	29,996	1,379
	Charles Schwab Corp.	11,554	1,086
	State Street Corp.	8,389	1,062
	Popular Inc.	7,601	1,020
*	Affirm Holdings Inc.	21,838	1,001
	Piper Sandler Cos.	12,184	933
[1]	Westamerica BanCorp	15,303	798
[1]	First BanCorp (XNYS)	34,857	745
[1]	PROG Holdings Inc.	21,725	623
	Bread Financial Holdings Inc.	7,989	598
[1]	PayPal Holdings Inc. (XNGS)	12,901	583
	Radian Group Inc.	15,564	515

		Shares	Market Value ($000)
	First Hawaiian Inc.	20,131	496
	First American Financial Corp.	7,311	441
	Banner Corp.	7,121	432
	American International Group Inc.	5,653	425
*	Palomar Holdings Inc.	3,551	424
[1]	BGC Group Inc. Class A	43,081	421
	PennyMac Financial Services Inc.	4,429	387
	HCI Group Inc.	2,431	376
	Equity Bancshares Inc. Class A	8,263	367
			88,834
Health Care (12.3%)
*,1	Incyte Corp.	30,949	2,913
*	Tenet Healthcare Corp.	14,544	2,745
*,1	Arvinas Inc.	244,350	2,590
	Universal Health Services Inc. Class B	14,138	2,530
*,1	Vir Biotechnology Inc.	250,539	2,245
*,1	Teladoc Health Inc.	389,431	2,122
*,1	REGENXBIO Inc.	241,853	2,027
*,1	Travere Therapeutics Inc.	61,726	1,834
	Merck & Co. Inc.	14,730	1,772
[1]	Organon & Co.	265,414	1,590
*,1	Intellia Therapeutics Inc.	118,043	1,513
*,1	Nurix Therapeutics Inc.	89,975	1,395
*,1	Ardelyx Inc.	223,904	1,341
*,1	Ionis Pharmaceuticals Inc.	17,120	1,285
*,1	Pediatrix Medical Group Inc.	59,693	1,277
*,1	Phreesia Inc.	138,494	1,160
*,1	Varex Imaging Corp.	108,946	1,156
*,1	Castle Biosciences Inc.	45,087	1,107
*	Ironwood Pharmaceuticals Inc.	315,160	1,106
*,1	Upstream Bio Inc.	119,932	1,079
*,1	BioCryst Pharmaceuticals Inc.	112,777	1,074
*,1	Altimmune Inc.	343,707	1,059
*,1	Sarepta Therapeutics Inc.	46,642	1,015
*,1	Omnicell Inc.	30,096	1,005
*	Intuitive Surgical Inc.	2,120	977
*,1	Enovis Corp.	41,531	945
*	Arcutis Biotherapeutics Inc.	38,093	897
*,1	Moderna Inc.	17,483	888
*,1	Novocure Ltd.	79,052	862
[1]	Bristol-Myers Squibb Co.	13,942	846
*,1	Rocket Pharmaceuticals Inc.	223,979	802
	Eli Lilly & Co.	822	756
*,1	Arrowhead Pharmaceuticals Inc.	10,428	654
*	Arcus Biosciences Inc.	29,295	633
*,1	ACADIA Pharmaceuticals Inc.	23,499	523
*,1	Ultragenyx Pharmaceutical Inc.	24,539	514
*	Indivior Pharmaceuticals Inc.	16,564	505
*,1	Bioventus Inc. Class A	52,066	475
*,1	Schrodinger Inc.	41,610	473
*	Inspire Medical Systems Inc.	9,075	468
*,1	Rezolute Inc.	151,402	462
*,1	LifeStance Health Group Inc.	64,155	409
*,1	10X Genomics Inc. Class A	18,210	387
*	AtriCure Inc.	13,440	383
*,1	Fate Therapeutics Inc.	308,409	370
*	Myriad Genetics Inc.	75,435	339
*,1	ClearPoint Neuro Inc.	31,101	283
*,1	Agenus Inc.	33,574	112
			52,903
Industrials (13.5%)
*	MasTec Inc.	10,409	3,349
	Vertiv Holdings Co. Class A	13,131	3,290
[1]	Tutor Perini Corp.	40,003	3,088
*,1	American Superconductor Corp.	88,498	2,996
*,1	Willdan Group Inc.	38,029	2,911
[1]	Griffon Corp.	38,877	2,826
*,1	SkyWest Inc.	27,903	2,562
	BWX Technologies Inc.	12,175	2,490

		Shares	Market Value ($000)
[1]	Primoris Services Corp.	17,062	2,440
*	ATI Inc.	14,580	2,121
	Comfort Systems USA Inc.	1,496	2,063
[1]	Interface Inc.	69,615	1,735
	JB Hunt Transport Services Inc.	7,872	1,668
	GE Vernova Inc.	1,849	1,614
*,1	United Airlines Holdings Inc.	17,123	1,576
*	Allegiant Travel Co.	18,504	1,500
*	Proto Labs Inc.	24,504	1,397
[1]	MillerKnoll Inc.	92,683	1,340
	Matson Inc.	7,455	1,222
*,1	Healthcare Services Group Inc.	56,968	1,057
	Cintas Corp.	5,612	949
*	MYR Group Inc.	3,120	881
*	Innodata Inc.	20,659	798
*,1	Lyft Inc. Class A	59,253	788
	Automatic Data Processing Inc.	3,857	784
	Science Applications International Corp.	7,549	717
*,1	Energy Recovery Inc.	70,532	710
*	Blue Bird Corp.	12,478	709
*	V2X Inc.	9,918	679
	Leonardo DRS Inc.	14,797	659
	Exponent Inc.	9,271	605
	Park Aerospace Corp.	20,951	574
[1]	Greenbrier Cos. Inc.	10,678	562
	Kennametal Inc.	14,977	541
	SS&C Technologies Holdings Inc.	7,918	535
	Southwest Airlines Co.	12,502	470
*,1	CoreCivic Inc.	24,676	467
*,1	Shoals Technologies Group Inc. Class A	70,997	467
[1]	Columbus McKinnon Corp.	31,721	461
	Trinity Industries Inc.	12,652	407
	KBR Inc.	10,087	372
*	Paylocity Holding Corp.	3,360	363
*,1	AerSale Corp.	55,144	343
[1]	Alight Inc. Class A	587,142	342
	Maximus Inc.	5,172	331
[1]	TransUnion	4,421	306
[1]	ACCO Brands Corp.	99,747	299
			58,364
Information Technology (9.9%)
*,1	ADTRAN Holdings Inc.	282,268	3,551
*,1	Extreme Networks Inc.	203,184	3,064
	Lam Research Corp.	14,033	2,998
*,1	Teradata Corp.	114,818	2,943
*,1	MaxLinear Inc.	167,318	2,910
*,1	NETGEAR Inc.	98,242	2,146
*,1	Appian Corp. Class A	83,929	2,024
*,1	Ambarella Inc.	36,445	1,876
*	Coherent Corp.	7,834	1,866
*,1	Fastly Inc. Class A	61,848	1,797
[1]	RingCentral Inc. Class A	43,539	1,619
	Oracle Corp.	9,535	1,403
*,1	Commerce.com Inc.	474,654	1,267
*,1	Sprout Social Inc. Class A	187,380	1,068
	Amkor Technology Inc.	20,875	940
*,1	Penguin Solutions Inc.	53,178	936
	CDW Corp.	7,638	924
*	Sandisk Corp.	1,381	877
*,1	Asana Inc. Class A	135,745	869
*,1	Digital Turbine Inc.	280,594	808
*,1	Unity Software Inc.	36,332	797
*	Ichor Holdings Ltd.	12,989	605
*	Palantir Technologies Inc. Class A	3,846	563
*,1	Domo Inc. Class B	183,156	560
*,1	Cerence Inc.	77,107	487
*	Workiva Inc.	7,981	476
*,1	PagerDuty Inc.	71,580	445
*,1	Rapid7 Inc.	76,125	419

		Shares	Market Value ($000)
	Microsoft Corp.	1,061	393
*	nLight Inc.	6,740	384
	Micron Technology Inc.	951	321
*,1	Weave Communications Inc.	65,920	305
*	AppLovin Corp. Class A	643	256
*	Astera Labs Inc.	2,222	244
*	Credo Technology Group Holding Ltd.	2,585	243
*,1	Pagaya Technologies Ltd. Class A	16,610	193
*,1	Kyndryl Holdings Inc.	13,678	179
			42,756
Materials (5.4%)
*,1	Constellium SE	133,958	3,293
[1]	Alcoa Corp.	41,611	2,760
	Kaiser Aluminum Corp.	19,871	2,395
[1]	Freeport-McMoRan Inc.	37,889	2,227
*,1	Century Aluminum Co.	33,574	1,971
	Albemarle Corp.	10,738	1,928
[1]	Huntsman Corp.	103,843	1,382
	Newmont Corp. (XNYS)	11,459	1,240
[1]	Tronox Holdings plc	116,460	1,138
[1]	SunCoke Energy Inc.	131,903	859
	United States Lime & Minerals Inc.	6,467	845
	Celanese Corp.	12,809	842
*,1	Clearwater Paper Corp.	46,814	673
*	Intrepid Potash Inc.	14,992	641
*,1	O-I Glass Inc.	40,931	430
	Warrior Met Coal Inc.	4,595	428
*	Compass Minerals International Inc.	16,593	387
			23,439
Real Estate (9.0%)
[1]	Outfront Media Inc.	118,298	3,135
[1]	Host Hotels & Resorts Inc.	161,058	3,086
[1]	First Industrial Realty Trust Inc.	53,225	3,079
[1]	American Assets Trust Inc.	160,304	2,951
[1]	Urban Edge Properties	138,723	2,772
[1]	Cousins Properties Inc.	119,858	2,705
[1]	Brixmor Property Group Inc.	90,441	2,605
[1]	Phillips Edison & Co. Inc.	68,079	2,547
[1]	Highwoods Properties Inc.	104,261	2,232
[1]	COPT Defense Properties	51,424	1,574
*	Jones Lang LaSalle Inc.	5,062	1,540
*,1	Piedmont Realty Trust Inc.	228,059	1,498
[1]	Summit Hotel Properties Inc.	313,239	1,385
[1]	Sunstone Hotel Investors Inc.	131,738	1,187
	Prologis Inc.	8,841	1,169
[1]	Xenia Hotels & Resorts Inc.	77,211	1,145
[1]	Broadstone Net Lease Inc.	56,538	1,033
*,1	Hudson Pacific Properties Inc.	131,021	774
[1]	LXP Industrial Trust	15,695	726
[1]	LTC Properties Inc.	11,454	426
[1]	DiamondRock Hospitality Co.	43,786	410
	Millrose Properties Inc.	14,041	393
	Easterly Government Properties Inc.	16,853	361
			38,733
Utilities (4.3%)
[1]	Edison International	43,724	3,200
[1]	Avista Corp.	76,549	3,073
[1]	New Jersey Resources Corp.	55,584	3,053
[1]	National Fuel Gas Co.	27,132	2,549
	NRG Energy Inc.	16,795	2,454
	American States Water Co.	25,058	1,895
[1]	Black Hills Corp.	21,890	1,519
*,1	Hallador Energy Co.	40,506	660
			18,403
Total Common Stocks—Long Positions (Cost $390,119)			426,185

		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund, 3.687% (Cost $2,847)	28,474	2,847
Common Stocks Sold Short (-99.2%)
Communication Services (-3.7%)
	Lionsgate Studios Corp.	(336,868)	(3,231)
	Trump Media & Technology Group Corp.	(307,536)	(2,854)
	Sphere Entertainment Co.	(22,910)	(2,690)
	Uniti Group Inc.	(275,055)	(2,580)
	TKO Group Holdings Inc.	(6,280)	(1,266)
	Gogo Inc.	(221,912)	(892)
	Cinemark Holdings Inc.	(25,989)	(741)
	Cogent Communications Holdings Inc.	(34,784)	(655)
	Ziff Davis Inc.	(14,169)	(595)
	Madison Square Garden Sports Corp.	(1,715)	(551)
			(16,055)
Consumer Discretionary (-12.9%)
	Dick's Sporting Goods Inc.	(16,024)	(3,177)
	Choice Hotels International Inc.	(29,679)	(3,072)
	Valvoline Inc.	(90,794)	(3,058)
	Restaurant Brands International Inc.	(39,832)	(2,944)
	Dream Finders Homes Inc. Class A	(207,246)	(2,885)
	Somnigroup International Inc.	(35,080)	(2,593)
	Advance Auto Parts Inc.	(47,963)	(2,530)
	GameStop Corp. Class A	(93,504)	(2,154)
	Sweetgreen Inc. Class A	(413,460)	(2,146)
	Portillo's Inc. Class A	(395,612)	(2,093)
	Stride Inc.	(23,061)	(2,033)
	Starbucks Corp.	(21,592)	(1,934)
	Flutter Entertainment plc	(17,080)	(1,741)
	LGI Homes Inc.	(42,594)	(1,684)
	Lennar Corp. Class A	(18,929)	(1,644)
	First Watch Restaurant Group Inc.	(156,188)	(1,637)
	Acushnet Holdings Corp.	(16,011)	(1,497)
	Wingstop Inc.	(9,604)	(1,488)
	Kura Sushi USA Inc. Class A	(21,142)	(1,476)
	Cava Group Inc.	(16,417)	(1,328)
	Meritage Homes Corp.	(17,521)	(1,083)
	Genuine Parts Co.	(9,337)	(987)
	Darden Restaurants Inc.	(4,997)	(980)
	Thor Industries Inc.	(11,735)	(938)
	Under Armour Inc. Class A	(149,167)	(882)
	EVgo Inc.	(505,046)	(869)
	Whirlpool Corp.	(14,894)	(803)
	Hyatt Hotels Corp. Class A	(5,439)	(782)
	Brightstar Lottery plc	(57,209)	(729)
	Pursuit Attractions & Hospitality Inc.	(17,912)	(656)
	Six Flags Entertainment Corp.	(32,561)	(578)
	Savers Value Village Inc.	(71,330)	(531)
	Carvana Co. Class A	(1,662)	(522)
	Steven Madden Ltd.	(14,048)	(477)
	Driven Brands Holdings Inc.	(35,862)	(452)
	RH	(2,997)	(419)
	Global Business Travel Group I	(57,394)	(320)
	QuantumScape Corp.	(48,181)	(307)
	On Holding AG Class A	(8,057)	(274)
			(55,703)
Consumer Staples (-2.6%)
	Bunge Global SA	(24,206)	(3,079)
	Performance Food Group Co.	(29,439)	(2,522)
	Primo Brands Corp.	(54,009)	(1,017)
	Cal-Maine Foods Inc.	(11,417)	(904)
	Mama's Creations Inc.	(50,399)	(773)
	Weis Markets Inc.	(8,213)	(562)
	Archer-Daniels-Midland Co.	(6,591)	(479)
	Hershey Co.	(1,967)	(409)
	Dollar Tree Inc.	(3,672)	(402)
	Estee Lauder Cos. Inc. Class A	(5,222)	(375)

	Shares	Market Value ($000)
Chefs' Warehouse Inc.	(5,624)	(334)
BellRing Brands Inc.	(17,616)	(283)
		(11,139)
Energy (-4.9%)
Atlas Energy Solutions Inc.	(267,431)	(3,509)
Borr Drilling Ltd.	(586,181)	(3,382)
Viper Energy Inc. Class A	(68,352)	(3,212)
Core Natural Resources Inc.	(26,798)	(2,806)
NextDecade Corp.	(312,383)	(2,393)
Uranium Energy Corp.	(85,680)	(1,157)
Crescent Energy Co. Class A	(67,585)	(912)
Solaris Energy Infrastructure Inc.	(14,758)	(834)
ONEOK Inc.	(8,262)	(747)
Kosmos Energy Ltd.	(252,252)	(701)
Chevron Corp.	(2,571)	(532)
SFL Corp. Ltd.	(40,249)	(434)
Texas Pacific Land Corp.	(782)	(371)
Core Laboratories Inc.	(19,749)	(332)
		(21,322)
Financials (-20.4%)
Flagstar Bank NA	(250,012)	(3,293)
Coinbase Global Inc. Class A	(18,830)	(3,288)
Baldwin Insurance Group Inc.	(149,341)	(3,277)
Ryan Specialty Holdings Inc.	(95,600)	(3,226)
TFS Financial Corp.	(229,337)	(3,222)
Arthur J Gallagher & Co.	(14,652)	(3,173)
National Bank Holdings Corp. Class A	(79,977)	(3,132)
First Citizens BancShares Inc. Class A	(1,632)	(3,076)
Eagle Bancorp Inc.	(123,429)	(3,070)
Brown & Brown Inc.	(46,452)	(3,029)
Cannae Holdings Inc.	(251,273)	(2,857)
Webull Corp.	(576,528)	(2,767)
ServisFirst Bancshares Inc.	(37,348)	(2,720)
W R Berkley Corp.	(40,386)	(2,677)
CNA Financial Corp.	(53,804)	(2,471)
Northeast Bank	(20,981)	(2,358)
Brookfield Asset Management Ltd. Class A	(52,959)	(2,354)
JPMorgan Chase & Co.	(7,766)	(2,284)
LPL Financial Holdings Inc.	(7,523)	(2,263)
Navient Corp.	(275,989)	(2,258)
Triumph Financial Inc.	(37,767)	(2,253)
Blue Owl Capital Inc.	(242,900)	(2,218)
Coastal Financial Corp.	(26,129)	(1,988)
Ares Management Corp. Class A	(17,542)	(1,914)
UWM Holdings Corp.	(516,967)	(1,871)
Visa Inc. Class A	(6,085)	(1,839)
PJT Partners Inc. Class A	(12,568)	(1,756)
FactSet Research Systems Inc.	(6,799)	(1,475)
Burford Capital Ltd.	(312,262)	(1,411)
WaFd Inc.	(44,584)	(1,400)
Glacier Bancorp Inc.	(31,273)	(1,397)
Perella Weinberg Partners	(76,619)	(1,391)
Lakeland Financial Corp.	(21,959)	(1,260)
City Holding Co.	(8,632)	(1,032)
Block Inc. (XNYS)	(15,448)	(930)
RLI Corp.	(12,894)	(735)
Fidelis Insurance Holdings Ltd.	(36,519)	(698)
Goosehead Insurance Inc. Class A	(16,166)	(690)
Merchants Bancorp	(16,061)	(689)
Employers Holdings Inc.	(16,587)	(682)
Bank First Corp.	(4,926)	(665)
Tiptree Inc.	(27,938)	(473)
Live Oak Bancshares Inc.	(14,211)	(470)
White Mountains Insurance Group Ltd.	(207)	(455)
Sezzle Inc.	(7,095)	(449)
Firstsun Capital Bancorp	(11,802)	(430)
BancFirst Corp.	(3,519)	(382)
P10 Inc. Class A	(35,375)	(257)
		(88,005)

	Shares	Market Value ($000)
Health Care (-13.1%)
Summit Therapeutics Inc.	(185,863)	(3,524)
Scholar Rock Holding Corp.	(62,434)	(3,069)
Precigen Inc.	(739,262)	(2,861)
Liquidia Corp.	(70,004)	(2,642)
PROCEPT BioRobotics Corp.	(100,690)	(2,518)
Nuvalent Inc. Class A	(23,447)	(2,402)
ARS Pharmaceuticals Inc.	(298,078)	(2,394)
Viking Therapeutics Inc.	(71,447)	(2,325)
RadNet Inc.	(40,569)	(2,267)
Krystal Biotech Inc.	(7,926)	(2,047)
Celcuity Inc.	(17,358)	(1,981)
Ceribell Inc.	(101,528)	(1,861)
Neogen Corp.	(197,451)	(1,834)
Molina Healthcare Inc.	(11,299)	(1,506)
Roivant Sciences Ltd.	(52,617)	(1,458)
Concentra Group Holdings Parent Inc.	(67,283)	(1,443)
Omeros Corp.	(130,453)	(1,378)
Baxter International Inc.	(78,267)	(1,315)
Praxis Precision Medicines Inc.	(3,957)	(1,275)
PACS Group Inc.	(39,666)	(1,274)
Nuvation Bio Inc.	(277,640)	(1,191)
Trevi Therapeutics Inc.	(98,110)	(1,171)
Solventum Corp.	(17,770)	(1,160)
Palvella Therapeutics Inc.	(8,428)	(1,051)
HeartFlow Inc.	(42,758)	(1,040)
Tango Therapeutics Inc.	(47,831)	(1,001)
Innoviva Inc.	(39,392)	(918)
Clover Health Investments Corp.	(483,659)	(851)
Halozyme Therapeutics Inc.	(12,338)	(797)
Royalty Pharma plc Class A	(16,544)	(794)
Acadia Healthcare Co. Inc.	(33,342)	(780)
Revvity Inc.	(8,861)	(776)
TG Therapeutics Inc.	(18,915)	(628)
Zenas Biopharma Inc.	(29,190)	(571)
Disc Medicine Inc.	(8,298)	(531)
KalVista Pharmaceuticals Inc.	(24,859)	(500)
Erasca Inc.	(30,683)	(496)
Guardian Pharmacy Services Inc. Class A	(12,971)	(489)
Evolent Health Inc. Class A	(128,510)	(293)
Maze Therapeutics Inc.	(8,546)	(255)
		(56,667)
Industrials (-13.2%)
Casella Waste Systems Inc. Class A	(40,474)	(3,211)
U-Haul Holding Co.	(65,391)	(3,124)
QXO Inc.	(154,419)	(2,999)
VSE Corp.	(15,295)	(2,820)
CECO Environmental Corp.	(43,767)	(2,608)
CBIZ Inc.	(97,139)	(2,608)
AAON Inc.	(30,994)	(2,565)
AeroVironment Inc.	(13,620)	(2,493)
Joby Aviation Inc.	(283,652)	(2,343)
First Advantage Corp.	(190,536)	(2,241)
Kratos Defense & Security Solutions Inc.	(29,172)	(2,057)
Carrier Global Corp.	(35,680)	(2,009)
Deere & Co.	(3,377)	(1,902)
Insperity Inc.	(66,028)	(1,785)
CNH Industrial NV	(158,062)	(1,739)
National Presto Industries Inc.	(11,822)	(1,620)
Axon Enterprise Inc.	(3,492)	(1,483)
FTAI Infrastructure Inc.	(286,970)	(1,418)
Beta Technologies Inc. Class A	(90,875)	(1,336)
Ameresco Inc. Class A	(46,114)	(1,176)
Frontier Group Holdings Inc.	(283,564)	(1,001)
TIC Solutions Inc.	(149,978)	(987)
Karman Holdings Inc.	(12,267)	(982)
Waste Management Inc.	(4,072)	(936)
Archer Aviation Inc. Class A	(163,452)	(845)
JBT Marel Corp.	(6,477)	(828)

	Shares	Market Value ($000)
Amprius Technologies Inc.	(39,403)	(664)
RB Global Inc.	(6,853)	(657)
Tecnoglass Inc.	(14,011)	(624)
Lennox International Inc.	(1,315)	(610)
Watsco Inc.	(1,653)	(601)
Amentum Holdings Inc.	(20,321)	(530)
RXO Inc.	(33,687)	(493)
Paychex Inc.	(5,027)	(463)
Vestis Corp.	(56,484)	(444)
Loar Holdings Inc.	(7,666)	(439)
NuScale Power Corp.	(36,763)	(399)
BlackSky Technology Inc.	(15,716)	(396)
HNI Corp.	(11,584)	(387)
Limbach Holdings Inc.	(4,786)	(374)
United Parcel Service Inc. Class B	(3,572)	(351)
Eos Energy Enterprises Inc.	(49,667)	(246)
Byrna Technologies Inc.	(15,120)	(139)
		(56,933)
Information Technology (-10.0%)
CompoSecure Inc. Class A	(188,938)	(3,231)
SiTime Corp.	(8,585)	(2,965)
Entegris Inc.	(24,922)	(2,922)
NextNav Inc.	(176,948)	(2,835)
IonQ Inc.	(76,292)	(2,199)
CCC Intelligent Solutions Holdings Inc.	(356,499)	(2,139)
CommScope Holding Co. Inc.	(114,152)	(2,078)
I3 Verticals Inc. Class A	(91,866)	(2,054)
Crane NXT Co.	(47,571)	(1,931)
Applied Digital Corp.	(73,750)	(1,751)
SailPoint Inc.	(129,118)	(1,709)
Daily Journal Corp.	(3,057)	(1,474)
Qnity Electronics Inc.	(12,316)	(1,421)
ON Semiconductor Corp.	(22,199)	(1,375)
Navitas Semiconductor Corp.	(141,211)	(1,238)
Rigetti Computing Inc.	(74,352)	(1,044)
Mirion Technologies Inc.	(51,887)	(965)
BILL Holdings Inc.	(24,692)	(946)
Terawulf Inc.	(64,487)	(931)
PAR Technology Corp.	(64,681)	(862)
Circle Internet Group Inc.	(7,893)	(753)
Eastman Kodak Co.	(82,542)	(747)
Digi International Inc.	(13,516)	(651)
DigitalOcean Holdings Inc.	(7,216)	(619)
Badger Meter Inc.	(3,990)	(608)
Novanta Inc.	(5,116)	(604)
MARA Holdings Inc.	(58,179)	(475)
Porch Group Inc.	(65,459)	(469)
NetScout Systems Inc.	(14,467)	(460)
InterDigital Inc.	(1,501)	(453)
Aurora Innovation Inc.	(98,758)	(407)
Texas Instruments Inc.	(1,820)	(353)
Clearfield Inc.	(10,297)	(273)
		(42,942)
Materials (-5.2%)
Westlake Corp.	(31,777)	(3,712)
Perpetua Resources Corp.	(114,203)	(3,211)
International Paper Co.	(85,595)	(3,056)
Amcor plc	(67,752)	(2,693)
Novagold Resources Inc.	(280,113)	(2,516)
United States Antimony Corp.	(156,401)	(1,365)
Knife River Corp.	(13,570)	(1,108)
Ramaco Resources Inc. Class A	(63,642)	(984)
American Battery Technology Co.	(278,835)	(778)
ASP Isotopes Inc.	(167,831)	(742)
Silgan Holdings Inc.	(14,845)	(576)
Ivanhoe Electric Inc.	(44,699)	(528)
Smurfit Westrock plc	(12,500)	(498)
Dakota Gold Corp.	(98,359)	(497)
		(22,264)

	Shares	Market Value ($000)
Real Estate (-9.0%)
Crown Castle Inc.	(38,610)	(3,139)
Smartstop Self Storage REIT Inc.	(101,111)	(3,062)
CareTrust REIT Inc.	(79,447)	(2,912)
Macerich Co.	(147,611)	(2,790)
Acadia Realty Trust	(141,053)	(2,697)
Farmland Partners Inc.	(221,966)	(2,493)
Medical Properties Trust Inc.	(503,350)	(2,330)
SL Green Realty Corp.	(59,879)	(2,212)
JBG SMITH Properties	(147,466)	(2,154)
Essential Properties Realty Trust Inc.	(59,394)	(1,803)
SITE Centers Corp.	(332,835)	(1,797)
Lineage Inc.	(53,439)	(1,751)
Curbline Properties Corp.	(65,486)	(1,689)
Sun Communities Inc.	(12,524)	(1,578)
Agree Realty Corp.	(19,948)	(1,504)
Equity LifeStyle Properties Inc.	(19,576)	(1,222)
CoStar Group Inc.	(29,683)	(1,197)
American Healthcare REIT Inc.	(25,346)	(1,195)
RLJ Lodging Trust	(79,855)	(593)
Alexandria Real Estate Equities Inc.	(9,672)	(449)
		(38,567)
Utilities (-4.2%)
Clearway Energy Inc. Class C	(75,331)	(2,960)
Ormat Technologies Inc. (XNYS)	(26,276)	(2,941)
American Water Works Co. Inc.	(20,868)	(2,840)
H2O America	(33,860)	(1,987)
MDU Resources Group Inc.	(54,369)	(1,126)
Xcel Energy Inc.	(13,536)	(1,075)
Sempra	(9,878)	(960)
Cadiz Inc.	(183,745)	(902)
NextEra Energy Inc.	(8,259)	(767)
Pinnacle West Capital Corp.	(5,890)	(593)
Middlesex Water Co.	(10,270)	(534)
Entergy Corp.	(3,815)	(429)
Consolidated Water Co. Ltd.	(12,286)	(407)
Oklo Inc.	(7,720)	(383)
		(17,904)
Total Common Stocks Sold Short (Proceeds $442,211)		(427,501)
Other Assets and Other Liabilities—Net (99.7%)		429,580
Net Assets (100%)		431,111
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $269,834 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $475.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $452 was received for securities on loan.
REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.

C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.